Restatement of Previously Issued Financial Statements (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Accounting Changes and Error Corrections [Abstract]
Summary of error corrections and prior period adjustments
The impact of the restatement on the balance sheet as of October 5, 2021 is presented below:

Balance Sheet as of October 5, 2020	As Reported as Previously Restated in Form 10-K/A Amendment No.1	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$356,167,970	$43,832,030	$400,000,000
Class A ordinary shares	$438	$(438)	$—
Additional paid-in capital	$6,002,800	$(6,002,800)	$—
Accumulated deficit	$(1,004,379)	$(37,828,792)	$(38,833,171)
Total Shareholders’ Equity (Deficit)	$5,000,009	$(43,832,030)	$(38,832,021)

The impact of the restatement on the balance sheet as of December 31, 2020 is presented below:

Balance Sheet as of December 31, 2020	As Reported as Previously Restated in Form 10-K/A Amendment No.1	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$337,111,240	$62,888,760	$400,000,000
Class A ordinary shares	$629	$(629)	$—
Additional paid-in capital	$25,059,489	$(25,059,489)	$—
Accumulated deficit	$(20,061,109)	$(37,828,642)	$(57,889,751)
Total Shareholders’ Equity (Deficit)	$5,000,009	$(62,888,760)	$(57,888,751)
The impact of the restatement on the statement of cash flows from July 29, 2020 (inception) through December 31, 2020, is presented below:

Statement of Cash Flows for the period from July 29, 2020 (Inception) through December 31, 2020	As Reported as Previously Restated in Form 10-K/A Amendment No.1	Adjustment	As Restated
Initial classification of Class A ordinary shares subject to possible redemption	$356,167,970	$(356,167,970)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(19,056,730)	$19,056,730	$—
The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per ordinary share is presented below for the period from July 29, 2020 (inception) through December 31, 2020:

Earnings per Share for the period from July 29, 2020 (Inception) through December 31, 2020	As Reported as Previously Restated in Form 10-K/A Amendment No.1	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, Class A ordinary shares	40,000,000	(17,548,387)	22,451,613
Basic and diluted net loss per ordinary share, Class A ordinary shares	$—	$(0.62)	$(0.62)
Basic and diluted weighted average shares outstanding, Class B ordinary shares	10,000,000	—	10,000,000
Basic and diluted net loss per ordinary share, Class B ordinary shares	$(2.01)	$1.39	$(0.62)

The impact
of the restatement on the Company’s financial statements is refle
c
ted in the following table.

Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$356,425,300	$43,574,700	$400,000,000
Class A ordinary shares	$436	$(436)	$—
Additional paid-in capital	$5,745,622	$(5,745,622)	$—
Accumulated deficit	$(747,055)	$(37,828,642)	$(38,575,697)
Total Shareholders’ Equity (Deficit)	$5,000,003	$(43,574,700)	$(38,574,697)
Balance Sheet as of June 30, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$354,180,350	$45,819,650	$400,000,000
Class A ordinary shares	$458	$(458)	$—
Additional paid-in capital	$7,990,550	$(7,990,550)	$—
Accumulated deficit	$(2,992,004)	$(37,828,642)	$(40,820,646)
Total Shareholders’ Equity (Deficit)	$5,000,004	$(45,819,650)	$(40,819,646)

Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Change in value of Class A ordinary shares subject to possible redemption	$19,314,060	$(19,314,060)	—
Statement of Cash Flows for the Three Months Ended June 30, 2021 (unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$17,069,110	$(17,069,110)	—

Schedule of error corrections and prior period adjustments of financial statement	The impact of this restatement on the Company’s financial statements is reflected in the following table:

	Basic and diluted weighted average shares outstanding, Class A ordinary shares	Basic and diluted net income ( loss ) p er share, Class A ordinary shares	Basic and diluted weighted average shares outstanding, Class B ordinary shares	Basic and diluted net income ( loss ) p er share, Class B ordinary shares
For the three months ended, March 31, 2021
As Previously Reported	40,000,000	$—	10,000,000	$1.92
Adjustment	—	$0.39	—	$(1.53)

As Restated	40,000,000	$0.39	10,000,000	$0.39

For the three months ended, June 30, 2021
As Previously Reported	40,000,000	$—	10,000,000	$(0.23)
Adjustment	—	$(0.04)	—	$0.19

As Restated	40,000,000	$(0.04)	10,000,000	$(0.04)

For the six months ended, June 30, 2021
As Previously Reported	40,000,000	$—	10,000,000	$1.70
Adjustment	—	$0.34	—	$(1.36)

As Restated	40,000,000	$0.34	10,000,000	$0.34